Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accumulated amortization	$ 696	$ 672
Common stock, shares issued	576,135,199	583,043,872
Defined benefit pension and post-retirement plans	$ (330)	$ (186)